Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
PIA High Yield Fund

Investor Class (PHYSX)

The Fund is a series of Advisors Series Trust

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated March 30, 2014

Effective at the close of business on December 31, 2014, the Investor Class shares of the PIA High Yield Fund (the “Fund”) will be re-designated as Institutional Class shares.  In addition, Pacific Income Advisers, Inc. (the “Adviser”) has contractually agreed to reduce its management fee for the Fund to 0.55%, effective January 1, 2015.  The Adviser has also voluntarily agreed to waive all or a portion of its management fees and pay operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) of the Fund in order to limit the net annual Fund operating expenses to 0.73% of the average daily net assets of the Institutional Class through at least March 28, 2016.  The Fund’s existing Investor Class shareholders will be grandfathered with respect to the Institutional Class’ minimum investment amounts and are not required to meet the Institutional Class’ minimum investment amounts.  In connection with these changes, effective at the close of business on December 31, 2014, the following modifications are made to the Fund’s Summary Prospectus, Prospectus and SAI.

Risk/Return [Heading]	rr_RiskReturnHeading	PIA High Yield Fund
Expense [Heading]	rr_ExpenseHeading	The Fund's Annual Fund Operating Expenses table on page 1 of the Summary Prospectus and the Prospectus is deleted and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-03-28
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	The Fund's Example on page 1 of the Summary Prospectus and the Prospectus is deleted and replaced with the following: Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Voluntary Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Performance section on pages 3-4 of the Summary Prospectus and page 4 of the Prospectus is deleted and replaced with the following: Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class performance from year to year and by showing how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance.  Effective at the close of business on December 31, 2014, the former Investor Class shares were re-designated as Institutional Class shares.  The performance shown below reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.  The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the former Investor Class shares.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.piamutualfunds.com or by calling the Fund toll-free at 1-800-251-1970.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund's Institutional Class performance from year to year and by showing how the Fund's average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-251-1970
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.piamutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 - Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown on the bar chart, the Fund’s Institutional Class highest total return for a quarter was 5.48% (quarter ended December 31, 2011) and the lowest total return for a quarter was -4.11% (quarter ended September 30, 2011).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.11%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2013)
Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	292
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	526
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,200
Annual Return 2011	rr_AnnualReturn2011	4.49%
Annual Return 2012	rr_AnnualReturn2012	13.48%
Annual Return 2013	rr_AnnualReturn2013	8.43%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.43%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.74%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010	[3]
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.33%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.20%	[3]
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.87%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.74%	[3]

[1]	Management fees have been restated to reflect current fees.
[2]	Pacific Income Advisers, Inc. (the "Adviser") has voluntarily agreed to pay for all operating expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) incurred by the Fund through at least March 28, 2016 to the extent necessary to limit Net Annual Fund Operating Expenses for the Fund to 0.73% of the average daily net assets of the Institutional Class (the "Voluntary Expense Cap"). The Voluntary Expense Cap may be discontinued at any time after March 28, 2016. The Adviser may not recoup amounts subject to the Voluntary Expense Cap in future periods.
[3]	The former Investor Class shares were re-designated as Institutional Class shares at the close of business on December 31, 2014. Performance shown prior to January 1, 2015 reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.